BUSINESS COMBINATIONS - Consideration Transferred for BI Live (Details) - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019	Nov. 11, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Cash paid	[2]	$ 84,643	[1]	$ 103,978		$ 4,328
Total consideration paid net of cash and cash equivalents acquired	[2]	69,060		97,300		$ 4,137
Other financial liabilities - non current		74,376		1,617
Other financial liabilities - current		19,822		8,937
Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities - non current		73,639		1,617
Other financial liabilities - current		19,729		8,937
BI Live
Disclosure of detailed information about business combination [line items]
Cash paid					$ 366
Contingent consideration					512
Total consideration paid net of cash and cash equivalents acquired				878	$ 878
Other financial liabilities - non current		535		515
BI Live | Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities - non current		397		515
Other financial liabilities - current		$ 138		$ 0

[1]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)